Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cost, Beginning Balance	$ 499	$ 236
Accumulated depreciation, Beginning Balance	88	34
Net book value	506	411
Additions	206	263
Cost, Ending Balance	705	499	$ 236
Depreciation	111	54	25
Accumulated depreciation, Ending Balance	199	88	34
Computers [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning Balance	121	84
Accumulated depreciation, Beginning Balance	51	22
Net book value	70	70
Additions	51	37
Cost, Ending Balance	172	121	84
Depreciation	51	29
Accumulated depreciation, Ending Balance	102	51	22
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning Balance	33	7
Accumulated depreciation, Beginning Balance	4	1
Net book value	28	29
Additions	3	26
Cost, Ending Balance	36	33	7
Depreciation	4	3
Accumulated depreciation, Ending Balance	8	4	1
Development equipment [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning Balance	229	64
Accumulated depreciation, Beginning Balance	25	8
Net book value	308	204
Additions	152	165
Cost, Ending Balance	381	229	64
Depreciation	48	17
Accumulated depreciation, Ending Balance	73	25	8
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning Balance	116	81
Accumulated depreciation, Beginning Balance	8	3
Net book value	100	108
Additions		35
Cost, Ending Balance	116	116	81
Depreciation	8	5
Accumulated depreciation, Ending Balance	$ 16	$ 8	$ 3